Segment Disclosures - Reconciliation of Net Income (Loss) to Adjusted EBITDAX (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Adjusted EBITDAX reconciliation to net (loss) income:
Net income (loss)	$ 26,366	$ (17,636)	$ 3,057	$ (18,281)	$ (14,216)	$ (5,462)	$ (4,712)	$ (18,649)	$ (4,217)	$ 46,618	$ (32,497)	$ (47,076)	$ (33,040)	$ (14,437)
Interest expense, net	6,633			1,781						12,204	3,753	7,834	6,943	2,680
Income tax (benefit) expense	15,193			111						26,893	250	(5,575)	604	(158)
Depreciation, depletion and amortization	33,229			19,923						59,672	41,986	81,757	56,244	15,297
Exploration expense	11,504			80						13,119	7,523	12,026	18,299	1,597
Impairment of proved oil and gas properties													9,312	24,721
(Gain) loss on derivative instruments	(46,116)			15,610						(77,407)	12,364	26,771	(13,854)	(6,514)
Cash settlements received (paid) on derivative instruments	2,076			2,525						1,093	5,898	4,975	11,517	(2,712)
Stock-based compensation	1,308									1,803		68
Acquisition related costs	2,199			72						2,798	72	553	593	1,450
(Gain) loss on sale of properties												43
Debt extinguishment costs										(11)	358	1,667
Public offering costs										182		1,560
Non-cash liability amortization				(103)							(286)	(286)	(760)	(647)
Total Adjusted EBITDAX	$ 52,392			$ 21,718						$ 86,964	$ 39,421	$ 84,317	$ 55,858	$ 21,277